Information on related parties	12 Months Ended
Dec. 31, 2023
Information on related parties
Information On Related Parties

18. Information on related parties

The following table provides the transactions performed for the years ended December 31, 2023, 2022 and 2021, and the accounts payable to/receivable from related parties as of December 31, 2023, 2022 and 2021:

		Income	Expenses	Receivables	Payables
		ARS 000	ARS 000	ARS 000	ARS 000

Associates:

Termoeléctrica José de San Martín S.A.	12-31-2023	228	-	-	-
	12-31-2022	2,086	-	156	-
	12-31-2021	3,500	-	302	-

Distribuidora de Gas Cuyana S.A. (1)	12-31-2023	44,622	4,556,027	-	283,548
	12-31-2022	54,011	4,075,850	-	367,047
	12-31-2021	-	3,386,792	-	429,957

Distribuidora de Gas del Centro S.A.	12-31-2023	44,672	-	-	-
	12-31-2022	54,011	-	-	20,179
	12-31-2021	-	-	-	-

Inversora de Gas del Centro S.A.	12-31-2023	-	-	2,924,543	-
	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	-

Energía Sudamericana S.A.	12-31-2023	43,524	-	-	-
	12-31-2022	-	-	-	-
	12-31-2021	-	-	-	3,326

Related companies:

RMPE Asociados S.A. (2)	12-31-2023	712	3,282,121	-	-
	12-31-2022	1,566	4,295,716	25	-
	12-31-2021	1,803	5,144,217	-	-
Total	12-31-2023	133,758	7,838,148	2,924,543	283,548
	12-31-2022	111,674	8,371,566	181	387,226
	12-31-2021	5,303	8,531,009	302	433,283

(1)	Acquisition of natural gas for our thermal station located in Mendoza province. The purchase price is set according to current regulation of the natural gas market.
(2)

Administrative, financial, commercial, human resources and general management services rendered under the terms of the management assistance agreement. The management assistance fee is calculated as a percentage of revenues.

Balances and transactions with shareholders

As at December 31, 2023 and 2022, there is a balance of 19,068 and 735,934 due from shareholders, corresponding to the tax on personal goods paid by the Company as a substitute taxpayer.

As described in Note 2.2.16, on January 18, 2017, the subsidiary CPR entered into a stock option agreement with its minority shareholder at that time.

Key management personnel compensation

During 2023, 2022 and 2021, short‑term employee benefits compensation for key management personnel amounted to approximately Argentine pesos 1,215.4 million, 408 million and 215.3 million, respectively (all figures stated in nominal values).

Terms and conditions of transactions with related parties

Balances at the related reporting period-ends are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

For the years ended December 31, 2023, 2022 and 2021, the Group has not recorded any impairment of receivables relating to amounts owed by related parties. This assessment is undertaken at the end of each reporting period by examining the financial position of the related party and the market in which the related party operates.